                        SUPPLEMENT DATED AUGUST 19, 2005
                                     TO THE
           STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 29, 2004
                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES,
                        VAN KAMPEN EMERGING MARKETS FUND
                         VAN KAMPEN EQUITY GROWTH FUND
                    VAN KAMPEN GLOBAL EQUITY ALLOCATION FUND
                        VAN KAMPEN GLOBAL FRANCHISE FUND
                      VAN KAMPEN GLOBAL VALUE EQUITY FUND
   EACH AS PREVIOUSLY SUPPLEMENTED ON DECEMBER 8, 2004 AND FEBRUARY 2, 2005,
                        VAN KAMPEN AMERICAN VALUE FUND,
        AS PREVIOUSLY SUPPLEMENTED ON DECEMBER 8, 2004, FEBRUARY 2, 2005
                              AND AUGUST 15, 2005

The Statement of Additional Information is hereby supplemented as follows:

     In the section entitled "DIRECTORS AND OFFICERS," under the list of officers, Phillip G. Goff replaces James W. Garrett as follows:

Phillip G. Goff (41)          Chief Financial    Officer       Executive Director of Morgan Stanley
1 Parkview Plaza              Officer and        Since 2005    Investment Management since June 2005.
Oakbrook Terrace, IL 60181    Treasurer                        Chief Financial Officer and Treasurer
                                                               of the funds in the Fund Complex since
                                                               August 2005. Prior to June 2005, Vice
                                                               President and Chief Financial Officer
                                                               of Enterprise Capital Management,
                                                               Inc., an investment holding company.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 DIRSPTSAI  8/05